Research and Development Expenses	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Research and Development Expenses	17. Research and Development Expenses

	Year Ended December 31,
(in thousands of $)	2025	2024	2023
External research and development expenses	$859,179	$605,082	$483,192
Personnel expenses	388,557	310,992	226,344
Digital technology expenses	58,367	34,012	19,935
Materials and consumables	7,895	5,863	4,057
Depreciation and amortization	12,739	6,204	105,546
Other expenses	37,395	21,270	20,418
Total Research and development expenses	$1,364,132	$983,423	$859,492